Filed Pursuant to Rules 497(e) and 497(k)
File No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

AIG Strategic Bond Fund

AIG U.S. Government Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2020, to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated July 29, 2020

Effective September 30, 2020, the following changes are made to each Fund’s Summary Prospectus and the Funds’ Prospectus, as applicable:

The first row of the table in the section of the Summary Prospectus for AIG Flexible Credit Fund entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights: AIG Flexible Credit Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None

The first row of the table in the section of the Summary Prospectus for AIG Strategic Bond Fund entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights: AIG Strategic Bond Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None

The first row of the table in the section of the Summary Prospectus for AIG U.S. Government Securities Fund entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights: AIG U.S. Government Securities Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None

In the section of the Summary Prospectus for each Fund entitled “Fees and Expenses of the Fund” and the subsection of the Prospectus for each Fund entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the tables is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

The last bullet in the subsection of the Prospectus entitled “Shareholder Account Information – Selecting a Share Class – Class C” is deleted in its entirety and replaced with the following:

•	Automatic conversion to Class A shares approximately eight years after purchase.

The subsection of the Prospectus entitled “Shareholder Account Information – Calculation of Sales Charges – Class A” is deleted in its entirety and replaced with the following:

Class A. Sales charges are as follows:

	Sales Charges		Concession to Dealers
Your Investment	% of Offering Price	% of Net Amount Invested	% of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.00%
$250,000 or more	None	None	0.50%

Investments of $250,000 or more: Class A shares are offered with no front-end sales charge with respect to investments of $250,000 or more. However, a 0.50% CDSC is imposed on any shares you sell within one year of purchase.

Capitalized terms used but not defined herein shall have the meanings assigned to them by each Fund’s Summary Prospectus or the Funds’ Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_FLCSP_7-20 SUP1_STBSP_7-20 SUP1_USGSP_7-20 SUP1_S5118IF_7-20

Filed Pursuant to Rule 497(e)
File No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

AIG Strategic Bond Fund

AIG U.S. Government Securities Fund

(the “Funds”)

Supplement dated July 29, 2020, to the Funds’

Statement of Additional Information (“SAI”), dated July 29, 2020

Effective September 30, 2020, the following changes are made to the Funds’ SAI:

The table in the subsection of the SAI entitled “Additional Information Regarding Purchase of Shares — Dealer Reallowances” is deleted in its entirety and replaced with the following:

	Sales Charge		Concession to Dealers
Amount of Investment	% of Offering Price	% of Net Amount Invested	% of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.00%
$250,000 or more	None	None	0.50%

The third paragraph in the section of the SAI entitled “Exchange Privilege” is deleted in its entirety and replaced with the following:

If a shareholder acquires Class A shares through an exchange from another AIGF where the original purchase of such fund’s Class A shares was not subject to an initial sales charge because the purchase was in excess of $250,000, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

The fourth paragraph in the section of the SAI entitled “Description of Shares” is deleted in its entirety and replaced with the following:

Where applicable, each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares or Class C shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan. In addition, each class of shares will be exchangeable only into the same class of shares of any of the other Funds or other funds advised by SunAmerica. Further, Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B shares, and Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month eight years after the purchase of such Class C shares. All shares of the Trust issued and outstanding and all shares offered by the Prospectus when issued are and will be fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

The tables in the subsection of the SAI entitled “Additional Information — Computation of Offering Price per Share” are deleted in their entirety and replaced with the following:

	U.S. Government Securities Fund
	Class A	Class C***
Net Assets	$126,769,768	$11,651,531
Number of Shares Outstanding	12,910,741	1,187,613
Net Asset Value Per Share (net assets divided by number of shares)	$9.82	$9.81
Sales charge for Class A: Shares 3.75% of offering price (3.90% of net asset value per share)*	$0.38	—
Offering Price	$10.20	$9.81

	Strategic Bond Fund
	Class A	Class B**	Class C***	Class W
Net Assets	$143,815,332	$13,423,038	$49,730,346	$89,806,089
Number of Shares Outstanding	45,599,801	4,259,500	15,713,472	28,549,444
Net Asset Value Per Share (net assets divided by number of shares)	$3.15	$3.15	$3.16	$3.15
Sales charge for Class A: Shares 3.75% of offering price (3.90% of net asset value per share)*	$0.12	—	—	—
Offering Price	$3.27	$3.15	$3.16	$3.15

	Flexible Credit Fund
	Class A	Class C***	Class W
Net Assets	$75,555,790	$46,393,383	$132,804,735
Number of Shares Outstanding	26,829,367	16,371,908	47,084,676
Net Asset Value Per Share (net assets divided by number of shares)	$2.82	$2.83	$2.82
Sales charge for Class A: Shares 3.75% of offering price (3.90% of net asset value per share)*	$0.11	—	—
Offering Price	$2.93	$2.83	$2.82

*	Class A shares may be subject to a CDSC on redemption of shares within twelve months of purchase. Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

**	Class B shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares within six years of purchase.

***	Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares within twelve months of purchase.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_IFSAI_7-20

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